Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 19,185
Property, plant and equipment at end of period	21,280	$ 19,185
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	39,940	31,001
Additions	3,502	11,969
Disposals	(1,580)
Net exchange differences	1,902	(3,030)
Property, plant and equipment at end of period	43,764	39,940
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(20,755)	(20,145)
Depreciation charge for the year	(2,477)	(2,221)
Disposals	1,580
Net exchange differences	(832)	1,611
Property, plant and equipment at end of period	(22,484)	(20,755)
Artwork
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,677
Property, plant and equipment at end of period	7,040	6,677
Artwork | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,677	7,259
Additions	27	0
Disposals	0
Net exchange differences	336	(582)
Property, plant and equipment at end of period	7,040	6,677
Artwork | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Depreciation charge for the year	0	0
Disposals	0
Net exchange differences	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	553
Property, plant and equipment at end of period	508	553
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,901	2,790
Additions	57	412
Disposals	0
Net exchange differences	125	(301)
Property, plant and equipment at end of period	3,083	2,901
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,348)	(2,506)
Depreciation charge for the year	(127)	(112)
Disposals	0
Net exchange differences	(100)	270
Property, plant and equipment at end of period	(2,575)	(2,348)
Computer hardware and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	338
Property, plant and equipment at end of period	402	338
Computer hardware and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,049	3,096
Additions	352	272
Disposals	0
Net exchange differences	133	(319)
Property, plant and equipment at end of period	3,534	3,049
Computer hardware and software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,711)	(2,825)
Depreciation charge for the year	(308)	(177)
Disposals	0
Net exchange differences	(113)	291
Property, plant and equipment at end of period	(3,132)	(2,711)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,037
Property, plant and equipment at end of period	3,160	2,037
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,172	6,521
Additions	1,416	1,184
Disposals	0
Net exchange differences	357	(533)
Property, plant and equipment at end of period	8,945	7,172
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,135)	(5,268)
Depreciation charge for the year	(405)	(275)
Disposals	0
Net exchange differences	(245)	408
Property, plant and equipment at end of period	(5,785)	(5,135)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9,580
Property, plant and equipment at end of period	10,170	9,580
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	20,141	11,335
Additions	1,650	10,101
Disposals	(1,580)
Net exchange differences	951	(1,295)
Property, plant and equipment at end of period	21,162	20,141
Right of use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(10,561)	(9,546)
Depreciation charge for the year	(1,637)	(1,657)
Disposals	1,580
Net exchange differences	(374)	642
Property, plant and equipment at end of period	$ (10,992)	$ (10,561)